Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000248535 | U.S. Treasury Notes3.8753/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8756/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.756/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8757/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.754/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes3.8755/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes4.12511/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes3.87510/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes3.754/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes3.8753/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248535 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000248535 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248538 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248538 | U.S. Treasury Notes4.12511/15/2032
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248538 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000248538 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247881 | BNY-464288588
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000247881 | BNY-808524862
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000247881 | BNY-464288661
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247881 | BNY-92206C409
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247881 | BNY-808524680
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247881 | BNY-46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-97717X867
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-46436E494
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247881 | BNY-92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247881 | BNY-92206C870
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247881 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000247881 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247881 | Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000133150 | U.S. Treasury Bills4.1712/11/2025
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000133150 | U.S. Treasury Bills4.3311/12/2025
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000133150 | U.S. Treasury Bills4.299/4/2025
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000133150 | U.S. Treasury Bills4.2810/7/2025
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000133150 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000133150 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000133150 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000133150 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258460 | BNY-167727J23
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258460 | BNY-544532FR0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258460 | BNY-46613SRW2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258460 | BNY-452153HH5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258460 | BNY-59447T3M3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258460 | BNY-64971XN95
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-70870JFE3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-235219MU3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-64971PKA2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-603695JW8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258460 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258460 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258460 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000230569 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230569 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230569 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230569 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230569 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230569 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230569 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230569 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230569 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230569 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230569 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000230569 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230570 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230570 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230570 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230570 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230570 | BNY-G0378L100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230570 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230570 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230570 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230570 | BNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230570 | BNY-6717456
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230570 | Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230570 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230570 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230570 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000230570 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230570 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230570 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060975 | U.S. Treasury Bills4.2810/7/2025
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000060975 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060975 | Citigroup, Inc., tri-party repurchase agreement4.349/2/2025
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000060975 | U.S. Treasury Bills4.359/16/2025
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000060975 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060975 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000060975 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060975 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000104506 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104506 | Bidvest Group U.K. PLC3.6259/23/2026
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104506 | Nexa Resources SA6.64/8/2037
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Alibaba Group Holding Ltd.5.255/26/2035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | InRetail Consumer3.253/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Banco de Credito del Peru S.A.6.457/30/2035
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | GC Treasury Center Co. Ltd.2.983/18/2031
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Sitios Latinoamerica SAB de CV6.011/25/2029
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Industrias Penoles SAB de CV4.159/12/2029
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Sands China Ltd.5.48/8/2028
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000104506 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000104506 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104506 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000104506 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104506 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104506 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088998 | Citigroup, Inc., tri-party repurchase agreement4.349/2/2025
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088998 | International Finance Corp.7.07/20/2027
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088998 | Brazil Letras do Tesouro Nacional12.317/1/2026
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088998 | International Finance Corp.7.51/18/2028
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088998 | Czech Republic Government Bonds1.23/13/2031
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088998 | Republic of Poland Government Bonds6.010/25/2033
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2029
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | International Bank for Reconstruction & Development7.076/26/2029
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088998 | Mexican Bonos7.55/26/2033
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088998 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000088998 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088998 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088998 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088998 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088998 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088998 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088998 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088998 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088998 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221364 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221364 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221364 | U.S. Treasury Bill4.112/5/2026
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000221364 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221364 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221364 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000221364 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221364 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152580 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152580 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152580 | U.S. Treasury Bills4.112/5/2026
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000152580 | U.S. Treasury Bills4.2712/4/2025
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000152580 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000152580 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000152580 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152580 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136444 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000136444 | U.S. Treasury Floating Rate Notes4.34841410/31/2026
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000136444 | U.S. Treasury Floating Rate Notes4.3034144/30/2027
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000136444 | U.S. Treasury Floating Rate Notes4.2414141/31/2027
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000136444 | U.S. Treasury Floating Rate Notes4.3024147/31/2027
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000136444 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136444 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000136444 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000258457 | BNY-167727J23
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258457 | BNY-74448UAC2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258457 | BNY-67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000258457 | BNY-74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000258457 | BNY-118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000258457 | BNY-340618DV6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000258457 | BNY-153476BF2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258457 | BNY-59261ADJ3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258457 | BNY-8371513L1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258457 | BNY-57584YZM4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258457 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258457 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258457 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000260544 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000260544 | BNY-91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000260544 | BNY-91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000260544 | BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000260544 | BNY-91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260544 | BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260544 | BNY-91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000260544 | BNY-97720F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000260544 | BNY-91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260544 | BNY-91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000260544 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000260544 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000260544 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000260544 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134342 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134342 | U.S. Treasury Bond4.8758/15/2045
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134342 | Comstock Resources, Inc.6.753/1/2029
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134342 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.5.8758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134342 | Paramount Global6.3753/30/2062
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | NGL Energy Operating LLC/NGL Energy Finance Corp.8.3752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | HLF Financing SARL LLC/Herbalife International, Inc.12.254/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Sirius XM Radio LLC4.07/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Noble Finance II LLC8.04/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134342 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134342 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000134336 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Citigroup, Inc., tri-party repurchase agreement4.349/2/2025
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | U.S. Treasury Notes0.62512/31/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | Uniform Mortgage-Backed Securities6.09/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes4.1257/31/2031
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Government National Mortgage Association5.59/20/2055
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes1.1252/29/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000134336 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000134336 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000134336 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134336 | Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134336 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079238 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079238 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079238 | U.S. Treasury Bill4.112/5/2026
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000079238 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079238 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079238 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000079238 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079238 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210706 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000210706 | Federal National Mortgage Association5.56/1/2055
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210706 | Federal National Mortgage Association5.08/1/2053
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210706 | Uniform Mortgage-Backed Securities4.510/1/2055
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210706 | Uniform Mortgage-Backed Securities4.010/1/2055
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210706 | Government National Mortgage Association2.010/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210706 | Federal National Mortgage Association5.09/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210706 | Federal National Mortgage Association3.05/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210706 | Government National Mortgage Association5.510/15/2054
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210706 | Federal National Mortgage Association2.01/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210706 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000210706 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000210706 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000210706 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210706 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000210706 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210706 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225934 | BNY-56035L104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225934 | BNY-038923108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225934 | BNY-649604840
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225934 | BNY-035710839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-758075402
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-64828T201
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-427096508
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-03464Y108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-505743104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | BNY-03762U105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000225934 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225934 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000225934 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000222596 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222596 | U.S. Treasury Bill4.112/5/2026
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000222596 | SPDR S&P 500 ETF Trust495.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222596 | iShares Russell 2000 ETF187.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222596 | iShares MSCI EAFE ETF76.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222596 | iShares MSCI Emerging Markets ETF42.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222596 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222596 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000222596 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222596 | Purchased Options (Exchange-Traded)
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000239876 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239876 | U.S. Treasury Notes0.3751/31/2026
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000239876 | U.S. Treasury Notes0.2510/31/2025
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239876 | U.S. Treasury Bonds1.8752/15/2041
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239876 | U.S. Treasury Notes0.6258/15/2030
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239876 | U.S. Treasury Notes3.6258/31/2027
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239876 | U.S. Treasury Bonds4.8758/15/2045
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239876 | U.S. Treasury Bonds4.755/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | Federal National Mortgage Association5.01/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | Federal National Mortgage Association2.02/1/2052
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000239876 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239876 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000239876 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239876 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000239876 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000239876 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239876 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000239876 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239876 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156663 | Citigroup, Inc., tri-party repurchase agreement4.349/2/2025
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156663 | Uniform Mortgage-Backed Securities6.09/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Tennessee Valley Authority5.259/15/2039
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156663 | Tennessee Valley Authority5.884/1/2036
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156663 | Uniform Mortgage-Backed Securities2.09/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156663 | Federal Home Loan Bank5.57/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156663 | Tennessee Valley Authority5.252/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | Uniform Mortgage-Backed Securities5.59/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Uniform Mortgage-Backed Securities2.59/15/2055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Federal National Mortgage Association5.6257/15/2037
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000156663 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000156663 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156663 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000156663 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000156663 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156663 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156663 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156663 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184315 | U.S. Treasury Bills4.359/16/2025
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184315 | U.S. Treasury Notes3.6258/31/2027
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184315 | U.S. Treasury Notes0.55/31/2027
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184315 | U.S. Treasury Notes4.1251/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184315 | U.S. Treasury Notes0.755/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184315 | U.S. Treasury Bills4.299/2/2025
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184315 | U.S. Treasury Notes3.755/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | U.S. Treasury Notes4.05/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | U.S. Treasury Notes4.2512/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | U.S. Treasury Notes0.6257/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000184315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000184315 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184315 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000184315 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000184315 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000184315 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%
[3]	Represents less than 0.1%